SUPPLEMENT TO THE

FIDELITY® VARIABLE INSURANCE PRODUCTS

AGGRESSIVE GROWTH PORTFOLIO, ASSET MANAGERSM  PORTFOLIO, ASSET MANAGER: GROWTH®
PORTFOLIO, BALANCED PORTFOLIO, CONTRAFUND®
PORTFOLIO, DYNAMIC CAPITAL APPRECIATION
PORTFOLIO, EQUITY-INCOME PORTFOLIO, GROWTH
PORTFOLIO, GROWTH & INCOME PORTFOLIO,
GROWTH OPPORTUNITIES PORTFOLIO, GROWTH STOCK PORTFOLIO, HIGH INCOME PORTFOLIO, INDEX 500
PORTFOLIO, INVESTMENT GRADE BOND PORTFOLIO,
MID CAP PORTFOLIO, MONEY MARKET PORTFOLIO,
OVERSEAS PORTFOLIO, REAL ESTATE PORTFOLIO,
VALUE PORTFOLIO and VALUE STRATEGIES PORTFOLIO

Funds of Variable Insurance Products Fund,
Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and
Variable Insurance Products Fund IV

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2003

Effective August 4, 2003, Geode Capital Management, LLC (Geode) serves as sub-adviser for VIP Index 500 Portfolio. Geode, a registered investment adviser, has principal offices at 53 State Street, Boston, Massachusetts 02109, and is a wholly-owned subsidiary of Geode Capital Holdings LLC. Geode was founded in January 2001 to develop and manage quantitative and investment strategies in the management of equity funds and to provide advisory and sub-advisory services to equity index funds.

VIP Index 500 Portfolio and FMR have entered into a sub-advisory agreement with Geode. Pursuant to the sub-advisory agreement, FMR has granted Geode investment management authority as well as the authority to buy and sell securities. Under the sub-advisory agreement, for providing investment management services to VIP Index 500 Portfolio, FMR pays Geode fees at an annual rate of 0.01% of the average net assets of VIP Index 500 Portfolio.

VIPIS2B-03-03 August 14, 2003
1.483795.117

Geode has adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding VIP Index 500 Portfolio, establishes procedures for personal investing, and restricts certain transactions. Employees of Geode subject to the code of ethics may invest in securities for their own investment accounts, including securities that may be purchased or held by VIP Index 500 Portfolio.

The following information supplements the similar information in the "Management Contracts" section beginning on page 82.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, and VIP Value Strategies, FMR has entered into a master international research agreement with FIIA. On behalf of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, and VIP Value Strategies, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive research services and investment advice concerning issuers and countries outside the United States and Canada.

Under the master international research agreement, FMR pays FIIA an amount based on the fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

SUPPLEMENT TO THE

FIDELITY® VARIABLE INSURANCE PRODUCTS

VALUE LEADERS PORTFOLIO

A Fund of Variable Insurance Products Fund IV

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

June 15, 2003

The following information supplements the similar information in the "Management Contract" section on page 26.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of the fund, FMR has entered into a master international research agreement with FIIA. On behalf of the fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive research services and investment advice concerning issuers and countries outside the United States and Canada.

Under the master international research agreement, FMR pays FIIA an amount based on the fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

VIPVLB-03-01 August 14, 2003
1.789473.100

SUPPLEMENT TO THE

FIDELITY® VARIABLE INSURANCE PRODUCTS
CONSUMER INDUSTRIES PORTFOLIO, CYCLICAL INDUSTRIES PORTFOLIO, FINANCIAL SERVICES PORTFOLIO, HEALTH CARE PORTFOLIO, NATURAL RESOURCES PORTFOLIO, TECHNOLOGY PORTFOLIO, TELECOMMUNICATIONS & UTILITIES GROWTH PORTFOLIO

Funds of Variable Insurance Products Fund IV
Initial Class

April 30, 2003

STATEMENT OF ADDITIONAL INFORMATION

The following information supplements the similar information in the "Management Contracts" section beginning on page 37.

Sub-Advisers - FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into a master international research agreement with FIIA. On behalf of each fund, FIIA, in turn, has entered into sub-research agreements with FIIA(U.K.)L and FIJ. Pursuant to the research agreements, FMR may receive research services and investment advice concerning issuers and countries outside the United States and Canada.

Under the master international research agreement, FMR pays FIIA an amount based on the fund's international net assets relative to the international assets of other registered investment companies with which FMR has management contracts. Under the sub-research agreements, FIIA pays FIIA(U.K.)L and FIJ an amount equal to the administrative costs incurred in providing investment advice and research services for a fund.

VIPFCB-03-02 August 14, 2003
1.782383.101